Summary of Significant Accounting Policies and Related Matters (Schedule of Interest Incurred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest incurred:
Interest expensed	$ 87,446	$ 50,191	$ 17,915
Interest capitalized	195	905	8,034
Total incurred	$ 87,641	$ 51,096	$ 25,949